Equity - Schedule of Nonvested Stock Options Granted (Details) - Nonvested [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Nonvested Beginning	5,943	5,311	1,334
Weighted Average Exercise Price, Nonvested Beginning	$ 11.54	$ 23.55	$ 64.35
Number of Warrants, Cancelled	(1,853)
Weighted Average Exercise Price, Cancelled	$ (27.4)
Number of Options, Granted	2,665	10,265	12,452
Weighted Average Exercise Price, Granted	$ 3.26	$ 4.13	$ 35.25
Number of Options, Vested	(2,823)	(9,969)	(8,475)
Weighted Average Exercise Price, Vested	$ (5.03)	$ (10.9)	$ (47.14)
Number of Options, Nonvested Ending	3,932	5,943	5,311
Weighted Average Exercise Price, Nonvested Ending	$ 3.13	$ 11.54	$ 23.55
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Nonvested Beginning	80,000	15,211
Weighted Average Exercise Price, Nonvested Beginning	$ 7.5	$ 39.9
Number of Options, Issued		169,527	34,771
Weighted Average Exercise Price, Issued		$ 10.28	$ 48.9
Number of Warrants, Cancelled		(23,288)
Weighted Average Exercise Price, Cancelled		$ (32.85)
Number of Options, Vested		(81,450)	(19,560)
Weighted Average Exercise Price, Vested		$ (12.1)	$ 55.95
Number of Options, Nonvested Ending		80,000	15,211
Weighted Average Exercise Price, Nonvested Ending		$ 7.5	$ 39.9
Previously Reported [Member] | Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Nonvested Beginning	5,607
Weighted Average Exercise Price, Nonvested Beginning	$ 10.56
Number of Options, Nonvested Ending		5,607
Weighted Average Exercise Price, Nonvested Ending		$ 10.56